Guarantor/Non-Guarantor Condensed Consolidated Financial Information - Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 30, 2015	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		$ 36,321	$ (3,114)	$ (23,277)	$ 10,783	$ 12,681
Cash flows from investing activities:
Capital expenditures		(578)	(488)	(1,182)	(1,869)	(2,731)
Asset sales proceeds				1,596	0	0
Net cash provided by (used in) investing activities		(578)	(488)	414	(1,869)	(2,731)
Cash flows from financing activities:
Payment of debt issue costs			(1,500)	(30,505)	0	0
Repurchase of secured notes				(338,959)	0	0
Repayment of first lien notes		(8,375)		(4,188)
Retirement / Repurchase of unsecured notes	$ (24,000)			0	(6,030)	0
Revolver borrowings		7,575	25,000	78,000	16,461	26,000
Revolver repayments		(5,000)	(25,000)	(35,000)	(16,461)	(26,000)
Loan to ESOP Trust		(234)	(855)	(855)	(1,907)	(477)
ESOP loan repayment			855	855	1,907	477
Redeemable common stock purchased from ESOP Trust		(36)	(1,798)	(2,285)	(6,664)	(4,843)
Redeemable common stock sold to ESOP Trust			934	934	2,166	1,302
Net cash (used in) provided by financing activities		(30,084)	(2,364)	7,982	(10,528)	(3,541)
Net increase (decrease) in cash and cash equivalents		5,659	(5,966)	(14,881)	(1,614)	6,409
Cash and cash equivalents at beginning of period		10,732	25,613	25,613	27,227	20,818
Cash and cash equivalents at end of period		16,391	19,647	10,732	25,613	27,227
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		36,287	(3,139)	(23,281)	10,666	12,700
Cash flows from investing activities:
Capital expenditures		(578)	(463)	(1,157)	(1,792)	(2,733)
Asset sales proceeds				1,596		0
Net cash provided by (used in) investing activities		(578)	(463)	439	(1,792)	(2,733)
Cash flows from financing activities:
Payment of debt issue costs			(1,500)	(30,505)
Repurchase of secured notes				(338,959)
Repayment of first lien notes		(8,375)		(4,188)
Retirement / Repurchase of unsecured notes				0	(6,030)
Revolver borrowings		7,575	25,000	78,000	16,461	26,000
Revolver repayments		(5,000)	(25,000)	(35,000)	(16,461)	(26,000)
Loan to ESOP Trust		(234)	(855)	(855)	(1,907)	(477)
ESOP loan repayment			855	855	1,907	477
Redeemable common stock purchased from ESOP Trust		(36)	(1,798)	(2,285)	(6,664)	(4,843)
Redeemable common stock sold to ESOP Trust			934	934	2,166	1,302
Net cash (used in) provided by financing activities		(30,084)	(2,364)	7,982	(10,528)	(3,541)
Net increase (decrease) in cash and cash equivalents		5,625	(5,966)	(14,860)	(1,654)	6,426
Cash and cash equivalents at beginning of period		10,757	25,617	25,617	27,271	20,845
Cash and cash equivalents at end of period		16,382	19,651	10,757	25,617	27,271
Guarantor Companies [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		10	24	16	97	(19)
Cash flows from investing activities:
Capital expenditures		0	(25)	(25)	(77)	2
Asset sales proceeds				0		0
Net cash provided by (used in) investing activities		0	(25)	(25)	(77)	2
Cash flows from financing activities:
Payment of debt issue costs			0	0
Repurchase of secured notes				0
Repayment of first lien notes		0		0
Retirement / Repurchase of unsecured notes				0	0
Revolver borrowings		0	0	0	0	0
Revolver repayments		0	0	0	0	0
Loan to ESOP Trust		0	0	0	0	0
ESOP loan repayment			0	0	0	0
Redeemable common stock purchased from ESOP Trust		0	0	0	0	0
Redeemable common stock sold to ESOP Trust			0	0	0	0
Net cash (used in) provided by financing activities		0	0	0	0	0
Net increase (decrease) in cash and cash equivalents		10	(1)	(9)	20	(17)
Cash and cash equivalents at beginning of period		(33)	(24)	(24)	(44)	(27)
Cash and cash equivalents at end of period		(23)	(25)	(33)	(24)	(44)
Non-Guarantor Companies [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		24	1	(12)	20	0
Cash flows from investing activities:
Capital expenditures		0	0	0	0	0
Asset sales proceeds				0		0
Net cash provided by (used in) investing activities		0	0	0	0	0
Cash flows from financing activities:
Payment of debt issue costs			0	0
Repurchase of secured notes				0
Repayment of first lien notes		0		0
Retirement / Repurchase of unsecured notes				0	0
Revolver borrowings		0	0	0	0	0
Revolver repayments		0	0	0	0	0
Loan to ESOP Trust		0	0	0	0	0
ESOP loan repayment			0	0	0	0
Redeemable common stock purchased from ESOP Trust		0	0	0	0	0
Redeemable common stock sold to ESOP Trust			0	0	0	0
Net cash (used in) provided by financing activities		0	0	0	0	0
Net increase (decrease) in cash and cash equivalents		24	1	(12)	20	0
Cash and cash equivalents at beginning of period		8	20	20	0	0
Cash and cash equivalents at end of period		32	$ 21	8	20	0
Senior Notes [Member]
Cash flows from financing activities:
Retirement / Repurchase of unsecured notes		(24,014)		(4,876)	0	0
Senior Notes [Member] | Parent [Member]
Cash flows from financing activities:
Retirement / Repurchase of unsecured notes		(24,014)		(4,876)
Senior Notes [Member] | Guarantor Companies [Member]
Cash flows from financing activities:
Retirement / Repurchase of unsecured notes		0		0
Senior Notes [Member] | Non-Guarantor Companies [Member]
Cash flows from financing activities:
Retirement / Repurchase of unsecured notes		$ 0		0
First Lien Term Loan, Tranche A [Member]
Cash flows from financing activities:
Proceeds from sale of loans				107,800	0	0
First Lien Term Loan, Tranche A [Member] | Parent [Member]
Cash flows from financing activities:
Proceeds from sale of loans				107,800
First Lien Term Loan, Tranche A [Member] | Guarantor Companies [Member]
Cash flows from financing activities:
Proceeds from sale of loans				0
First Lien Term Loan, Tranche A [Member] | Non-Guarantor Companies [Member]
Cash flows from financing activities:
Proceeds from sale of loans				0
First Lien Term Loan, Tranche B [Member]
Cash flows from financing activities:
Proceeds from sale of loans				169,200	0	0
First Lien Term Loan, Tranche B [Member] | Parent [Member]
Cash flows from financing activities:
Proceeds from sale of loans				169,200
First Lien Term Loan, Tranche B [Member] | Guarantor Companies [Member]
Cash flows from financing activities:
Proceeds from sale of loans				0
First Lien Term Loan, Tranche B [Member] | Non-Guarantor Companies [Member]
Cash flows from financing activities:
Proceeds from sale of loans				0
Second Lien Term Loans [Member]
Cash flows from financing activities:
Proceeds from sale of loans				66,150	0	0
Second Lien Term Loans [Member] | Parent [Member]
Cash flows from financing activities:
Proceeds from sale of loans				66,150
Second Lien Term Loans [Member] | Guarantor Companies [Member]
Cash flows from financing activities:
Proceeds from sale of loans				0
Second Lien Term Loans [Member] | Non-Guarantor Companies [Member]
Cash flows from financing activities:
Proceeds from sale of loans				0
Third Lien Notes [Member]
Cash flows from financing activities:
Proceeds from sale of loans				1,711	$ 0	$ 0
Third Lien Notes [Member] | Parent [Member]
Cash flows from financing activities:
Proceeds from sale of loans				1,711
Third Lien Notes [Member] | Guarantor Companies [Member]
Cash flows from financing activities:
Proceeds from sale of loans				0
Third Lien Notes [Member] | Non-Guarantor Companies [Member]
Cash flows from financing activities:
Proceeds from sale of loans				$ 0